INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 5 - INTANGIBLE ASSETS

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Cost:
Balance at beginning of the period	45,070	33,616
Additions	13,128	11,454
As of December 31,	58,198	45,070

Accumulated amortization:
Balance at beginning of the period	30,657	22,885
Amortization	9,706	7,772
As of December 31,	40,363	30,657

Net Book Value:
As of December 31,	17,835	14,413